Pensions and Other Postretirement Benefits (Tables)	3 Months Ended
Mar. 29, 2015
Compensation and Retirement Disclosure [Abstract]
Components of net periodic benefit cost
The components of net periodic benefit (income)/expense are as follows:

	First Quarter Ended
	March 29, 2015	March 30, 2014	March 29, 2015	March 30, 2014
	Pension Benefits		Other Retiree Benefits
	(In millions)
Service cost	$6	$7	$1	$1
Interest cost	26	35	2	2
Expected return on plan assets	(48)	(55)	—	—
Amortization of prior service cost/(credit)	—	—	(1)	(2)
Amortization of unrecognized (gain)/loss	1	—	—	—
Settlements	—	—	—	—
Net periodic benefit (income)/expense	$(15)	$(13)	$2	$1